Interest in associates and joint ventures - Summarised aggregate financial information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of associates [line items]
Carrying amount	$ 22,577	$ 19,874
– total assets	2,521,771	2,374,986	$ 2,409,656
– total liabilities	2,323,900	2,192,408
Aggregated individually immaterial associates
Disclosure of associates [line items]
Carrying amount	4,520	4,109
– total assets	20,625	20,757
– total liabilities	16,119	16,661
– revenues	1,051	923
– profit or loss from continuing operations	$ 487	$ 454